INVESTMENT IN UNCONSOLIDATED SUBSIDIARY (10K) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Altrazeal Trading Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Summarized financial information for investment
Summarized financial information for our investment in Altrazeal Trading Ltd. assuming 100% ownership is as follows:

Altrazeal Trading Ltd.	December 31, 2012
Balance sheet
Total assets	$ 136,661
Total liabilities	$ 660,006
Total stockholders’ (deficit)	$ (523,345)
Statement of operations
Revenues	$ 61,028
Net (loss)	$ (516,829)

Altrazeal Trading GmbH [Member]
Schedule of Equity Method Investments [Line Items]
Summarized financial information for investment
Summarized financial information for our investment in Altrazeal Trading assuming 100% ownership is as follows:

Altrazeal Trading GmbH	December 31, 2014 (Audited)	December 31, 2013 (Audited)
Balance sheet
Total assets	$ 1,039,733	$ 757,784
Total liabilities	$ 2,179,303	$ 1,563,046
Total stockholders’ (deficit)	$ (1,139,570)	$ (805,262)
Statement of operations
Revenues	$ 882,583	$ ---
Net (loss)	$ (465,632)	$ (798,009)

Summarized financial information for our investment in Altrazeal Trading GmbH assuming 100% ownership is as follows:

Altrazeal Trading GmbH	December 31, 2013 (Unaudited)
Balance sheet
Total assets	$ 757,784
Total liabilities	$ 1,563,046
Total stockholders’ (deficit)	$ (805,262)
Statement of operations
Revenues	$ ---
Net (loss)	$ (798,009)

ORADISC GmbH [Member]
Schedule of Equity Method Investments [Line Items]
Summarized financial information for investment
Summarized financial information for our investment in ORADISC GmbH assuming 100% ownership is as follows:

ORADISC GmbH	December 31, 2014 (Unaudited)	December 31, 2013 (Unaudited)
Balance sheet
Total assets	$ 237,726	$ 305,069
Total liabilities	$ 286,643	$ 302,572
Total stockholders’ (deficit)	$ (48,917)	$ 2,497
Statement of operations
Revenues	$ ---	$ ---
Net (loss)	$ (47,450)	$ (34,671)

Summarized financial information for our investment in ORADISC GmbH assuming 100% ownership is as follows:

ORADISC GmbH	December 31, 2013 (Unaudited)
Balance sheet
Total assets	$ 305,069
Total liabilities	$ 302,572
Total stockholders’ equity	$ 2,497
Statement of operations
Revenues	$ ---
Net (loss)	$ (34,671)